As filed with the Securities and Exchange Commission on December 1, 2011

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Registration No. 033-02659

Pre-Effective Amendment No.

Post-Effective Amendment No.                         142

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04556

Amendment No.                                                  143

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to Transamerica ProFund Controlled Volatility.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed in Post-Effective Amendment No. 130 to the Registration Statement of Transamerica Funds on behalf of Transamerica ProFund Controlled Volatility as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on August 17, 2011 (Accession Number 0001193125-11-225622), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until December 16, 2011.

The prospectuses and statement of additional information for the other series of Transamerica Funds, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

TRANSAMERICA FUNDS

OTHER INFORMATION

PART C

Item 28	Exhibits

List all exhibits filed as part of the Registration Statement.

(a)	Amended and Restated Declaration of Trust (23)

(b)	By-laws (23)

(c)	Not Applicable

(d)	Investment Advisory Agreements

(d)(1)	Transamerica AEGON Flexible Income (formerly Transamerica Flexible Income) (23)
(d)(2)	Transamerica Jennison Growth (15)
(d)(3)	Transamerica AEGON High Yield Bond (15)
(d)(3)(i)	Amendment to Investment Advisory Agreement dated November 30, 2009 (31)
(d)(4)	Transamerica Morgan Stanley Capital Growth (formerly Transamerica Focus) (20)
(d)(4)(i)	Amendment to Investment Advisory Agreement dated November 6, 2009 (31)
(d)(5)	Transamerica Morgan Stanley Growth Opportunities (formerly Transamerica Growth Opportunities and Transamerica WMC Diversified Growth (19)
(d)(5)(i)	Amendment to Investment Advisory Agreement dated November 13, 2009 (31)
(d)(5)(ii)	Amendment to Investment Advisory Agreement dated April 9, 2010 (34)
(d)(6)	Transamerica MFS International Equity (24)
(d)(6)(i)	Amendment to Investment Advisory Agreement dated August 1, 2009 (31)
(d)(7)	Transamerica AEGON Money Market (formerly Transamerica Money Market), Transamerica PIMCO Total Return, Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, and Transamerica Multi-Manager International Portfolio (20)
(d)(8)	Transamerica Clarion Global Real Estate Securities and Transamerica PIMCO Real Return TIPS (15)
(d)(8)(i)	Amendment to Investment Advisory Agreement dated July 1, 2009 (31)
(d)(9)	Transamerica Multi-Managed Balanced (formerly Transamerica Balanced) (11)
(d)(9)(i)	Amendment to Investment Advisory Agreement dated November 13, 2009 (31)
(d)(10)	Transamerica JPMorgan Mid Cap Value, Transamerica BlackRock Large Cap Value, Transamerica AEGON Short-Term Bond (formerly Transamerica AEGON Short-Term Bond), Transamerica Morgan Stanley Emerging Markets Debt and Transamerica Morgan Stanley Small Company Growth (23)
(d)(10)(i)	Amendment to Investment Advisory Agreement dated June 1, 2010 (34)
(d)(10)(ii)	Amendment to Investment Advisory Agreement dated November 20, 2009 (37)
(d)(10)(iii)	Amendment to Investment Advisory Agreement dated August 31, 2011 (41)
(d)(11)	Transamerica Hansberger International Value (formerly Transamerica AllianceBernstein International Value), Transamerica Neuberger Berman International, Transamerica Oppenheimer Developing Markets, Transamerica JPMorgan International Bond and Transamerica BlackRock Global Allocation (23)
(d)(11)(i)	Amendment to Investment Advisory Agreement dated December 15, 2010 (37)
(d)(11)(ii)	Amendment to Investment Advisory Agreement dated May 1, 2011 (41)
(d)(12)	Transamerica Morgan Stanley Mid-Cap Growth (20)
(d)(12)(i)	Amendment to Investment Advisory Agreement dated June 1, 2010 (34)
(d)(13)	Transamerica Oppenheimer Small- & Mid-Cap Value (16)
(d)(14)	Transamerica Loomis Sayles Bond, Transamerica Goldman Sachs Commodity Strategy (formerly Transamerica BlackRock Natural Resources), Transamerica JPMorgan Long/Short Strategy (formerly Transamerica BNY Mellon Market Neutral Strategy) and Transamerica First Quadrant Global Macro (19)
(d)(14)(i)	Amendment to Investment Advisory Agreement dated November 1, 2009 (31)
(d)(14)(ii)	Amendment to Investment Advisory Agreement dated September 30, 2010 (35)
(d)(14)(iii)	Amendment to Investment Advisory Agreement dated January 5, 2011 (37)
(d)(14)(iv)	Amendment to Investment Advisory Agreement dated July 1, 2011 (40)
(d)(15)	Transamerica Schroders International Small Cap (23)
(d)(16)	Transamerica Thornburg International Value and Transamerica WMC Emerging Markets (27)
(d)(17)	Intentionally Omitted
(d)(18)	Transamerica JPMorgan Core Bond (29)

(d)(19)	Transamerica WMC Diversified Equity (formerly Transamerica Diversified Equity) (31)
(d)(20)	Transamerica Multi-Manager Alternative Strategies Portfolio (19)
(d)(21)	Transamerica AQR Managed Futures Strategy (35)
(d)(22)	Transamerica Cayman AQR Managed Futures Strategy, Ltd. and Transamerica Cayman Goldman Sachs Commodity Strategy, Ltd. (“Cayman Subsidiaries”) (37)
(d)(22)(i)	Amendment to Investment Advisory Agreement - Transamerica Cayman BlackRock Global Allocation, Ltd. (40)
(d)(22)(ii)	Investment Advisory Agreement Fee Waiver with respect to Cayman Subsidiaries (37)
(d)(22)(iii)	Investment Advisory Agreement Fee Waiver with respect to Transamerica Cayman BlackRock Global Allocation, Ltd. (40)
(d)(23)	Transamerica TS&W International Equity (38)
(d)(23)(i)	Amendment to Investment Advisory Agreement dated May 1, 2011 - Transamerica Water Island Arbitrage Strategy (39)
(d)(23)(ii)	Amendment to Investment Advisory Agreement dated August 31, 2011 - Transamerica ICAP Select Equity and Transamerica Logan Circle Emerging Markets Debt (40)
(d)(23)(iii)	Amendment to Investment Advisory Agreement dated October 31, 2011 - Transamerica Tactical Income (42)
(d)(23)(iii)	Amendment to Investment Advisory Agreement dated December 16, 2011 - Transamerica ProFund Controlled Volatility (to be filed by amendment)
(d)(24)	Transamerica WMC Quality Value (36)
(d)(25)	Transamerica Systematic Small/Mid Cap Value (formerly Transamerica Small/Mid Cap Value) (5)

Sub-Advisory Agreements

(d)(27)	Transamerica AEGON Flexible Income (39)
(d)(27)(i)	Amendment to Investment Sub-Advisory Agreement dated October 31, 2011 - Transamerica Tactical Income (42)
(d)(28)	Transamerica AEGON High Yield Bond (15)
(d)(28)(i)	Amendment to Investment Sub-Advisory Agreement dated November 13, 2009 (31)
(d)(29)	Transamerica Morgan Stanley Capital Growth (31)
(d)(29)(i)	Amendment to Investment Sub-Advisory dated November 6, 2009 (31)
(d)(29)(ii)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 (39)
(d)(30)	Transamerica Morgan Stanley Growth Opportunities (19)
(d)(30)(i)	Amendment to Investment Sub-Advisory Agreement dated April 9, 2010 (34)
(d)(30)(ii)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 (39)
(d)(31)	Transamerica Jennison Growth (20)
(d)(32)	Transamerica AEGON Money Market (39)
(d)(33)	Transamerica PIMCO Total Return (5)
(d)(33)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2009 (31)
(d)(34)	Transamerica Clarion Global Real Estate Securities (40)
(d)(35)	Transamerica PIMCO Real Return TIPS (9)
(d)(35)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2009 (31)
(d)(36)	Transamerica Systematic Small/Mid Cap Value (39)
(d)(37)	Transamerica Multi-Managed Balanced (11)
(d)(37)(i)(a)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 – BlackRock (39)
(d)(37)(i)(b)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 – JPMorgan (39)
(d)(38)	Transamerica JPMorgan Mid Cap Value (12)
(d)(39)	Transamerica BlackRock Large Cap Value and Transamerica BlackRock Global Allocation (19)
(d)(39)(i)	Amendment to Investment Sub-Advisory Agreement dated September 30, 2010 (37)
(d)(40)	Transamerica AEGON Short-Term Bond (39)
(d)(40)(i)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 (39)
(d)(41)	Transamerica Morgan Stanley Emerging Markets Debt, Transamerica Morgan Stanley Small Company Growth and Transamerica Morgan Stanley Mid-Cap Growth (20)
(d)(41)(i)	Amendment to Investment Sub-Advisory Agreement dated June 1, 2010 (34)
(d)(41)(ii)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 (39)
(d)(42)	Transamerica Hansberger International Value (37)
(d)(43)	Transamerica Neuberger Berman International (29)
(d)(44)	Transamerica Oppenheimer Developing Markets (23)
(d)(45)	Transamerica JPMorgan International Bond and Transamerica JPMorgan Core Bond (14)
(d)(46)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2009 (29)
(d)(46)(ii)	Amendment to Investment Sub-Advisory Agreement dated January 5, 2011 – Transamerica JPMorgan Long/Short Strategy (37)

(d)(47)	Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Multi-Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio - Morningstar Asset Allocation Management Agreement Amendment (19)
(d)(48)	Intentionally Omitted
(d)(49)	Transamerica Oppenheimer Small- & Mid-Cap Value (16)
(d)(50)	Transamerica MFS International Equity (16)
(d)(50)(i)	Amendment to Investment Sub-Advisory Agreement dated August 1, 2009 (31)
(d)(51)	Transamerica Loomis Sayles Bond (19)
(d)(51)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2011 (40)
(d)(52)	Transamerica Third Avenue Value (19)
(d)(53)	Transamerica Schroders International Small Cap (23)
(d)(54)	Transamerica Thornburg International Value (27)
(d)(54)(i)	Amendment to Investment Sub-Advisory Agreement dated January 1, 2009 (28)
(d)(55)	Transamerica WMC Emerging Markets and Transamerica WMC Diversified Growth (27)
(d)(55)(i)	Amendment to Investment Sub-Advisory Agreement dated April 9, 2010 (34)
(d)(55)(ii)	Amendment to Investment Sub-Advisory Agreement dated November 15, 2010 – Transamerica WMC Quality Value (36)
(d)(55)(iii)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 – Transamerica WMC Diversified Equity (39)
(d)(56)	Transamerica First Quadrant Global Macro (31)
(d)(57)	Transamerica AQR Managed Futures Strategy (35)
(d)(58)	Transamerica Goldman Sachs Commodity Strategy (35)
(d)(59)	Transamerica Cayman AQR Managed Futures Strategy, Ltd. (37)
(d)(60)	Transamerica Cayman Goldman Sachs Commodity Strategy, Ltd. (37)
(d)(61)	Transamerica Cayman BlackRock Global Allocation, Ltd. (40)
(d)(62)	Transamerica TS&W International Equity (38)
(d)(63)	Transamerica Water Island Arbitrage Strategy (39)
(d)(64)	Transamerica ICAP Select Equity (40)
(d)(65)	Transamerica Logan Circle Emerging Markets Debt (40)
(d)(66)	Transamerica ProFund Controlled Volatility (to be filed by amendment)

(e)(1)	Underwriting Agreement (23)
(e)(1)(i)	Amended Schedule I dated March 1, 2011 (38)
(e)(1)(ii)	Amended Schedule I dated May 1, 2011 (39)
(e)(1)(iii)	Amended Schedule I dated August 31, 2011 (40)
(e)(1)(iv)	Amended Schedule I dated September 30, 2011 (41)
(e)(1)(v)	Amended Schedule I dated October 31, 2011 (42)
(e)(1)(vi)	Amended Schedule I dated December 16, 2011 (to be filed by amendment)
(e)(2)	Dealer’s Sales Agreement (32)
(e)(3)	Service Agreement (4)
(e)(4)	Wholesaler’s Agreement (3)

(f)	Amendedand Restated Board Members Deferred Compensation Plan dated January 12, 2010 (33)

(g)(1)	Custody Agreement dated January 1, 2011 (39)
(g)(2)	Master Custodian Agreement with respect to Cayman Subsidiaries (40)
(g)(2)(i)	Amendment to Master Custodian Agreement with respect to Cayman Subsidiaries (40)

(h)(1)	Transfer Agency Agreement (40)
(h)(2)	Administrative Services Agreement dated July 15, 2010 (35)
(h)(2)(i)	Amended Schedule A dated March 1, 2011 (38)
(h)(2)(ii)	Amended Schedule A dated May 1, 2011 (39)
(h)(2)(iii)	Amended Schedule A dated August 31, 2011 (40)
(h)(2)(iv)	Amended Schedule A dated October 31, 2011 (42)
(h)(2)(v)	Amended Schedule A dated December 16, 2011 (to be filed by amendment)

(h)(3)	Expense Limitation Agreement dated March 1, 2011 (41)
(h)(3)(i)	Amended Schedules A and B dated March 1, 2011 (38)
(h)(3)(ii)	Amended Schedules A and B dated May 1, 2011 (39)
(h)(3)(iii)	Amended Schedules A and B dated August 31, 2011 (40)
(h)(3)(iv)	Amended Schedules A and B dated October 31, 2011 (42)
(h)(3)(v)	Amended Schedules A and B dated December 16, 2011 (to be filed by amendment)

(i)	Opinion and Consent of Counsel (38)

(j)	n/a

(k)	n/a

(l)	Investment Letter from Sole Shareholder (2)

(m)(1)	Amended and Restated Plan of Distribution under Rule 12b-1 (23)
(m)(1)(i)	Amended Schedule A dated March 1, 2011 (38)
(m)(1)(ii)	Amended Schedule A dated May 1, 2011 (39)
(m)(1)(iii)	Amended Schedule A dated August 31, 2011 (40)
(m)(1)(iv)	Amended Schedule A dated September 30, 2011 (41)
(m)(1)(v)	Amended Schedule A dated October 31, 2011 (42)
(m)(1)(vi)	Amended Schedule A dated December 16, 2011(to be filed by amendment)

(n)(1)	Amended and Restated Plan for Multiple Classes of Shares dated as of November 30, 2009 (35)
(n)(1)(i)	Amended Schedule A dated March 1, 2011 (38)
(n)(1)(ii)	Amended Schedule A dated May 1, 2011 (39)
(n)(1)(iii)	Amended Schedule A dated August 31, 2011 (40)
(n)(1)(iv)	Amended Schedule A dated September 30, 2011 (41)
(n)(1)(v)	Amended Schedule A dated October 31, 2011 (42)
(n)(1)(vi)	Amended Schedule A dated December 16, 2011 (to be filed by amendment)

(o)	Reserved

(p)(1)	Joint Code of Ethics for Transamerica Funds and Transamerica Asset Management, Inc. (23)

SUB-ADVISERS

(p)(2)	AEGON USA Investment Management, LLC (26)
(p)(3)	Water Island Capital, LLC (39)
(p)(4)	Jennison Associates LLC (39)
(p)(5)	Pacific Investment Management Company LLC (33)
(p)(6)	CBRE Clarion Securities, LLC (39)
(p)(7)	J.P. Morgan Investment Management Inc. (39)
(p)(8)	Morgan Stanley Investment Management Inc. (15)
(p)(9)	Hansberger Global Investors, Inc. (39)
(p)(10)	Neuberger Berman Management LLC (15)
(p)(11)	Oppenheimer Funds, Inc. LP (15)
(p)(12)	Morningstar Associates, LLC (15)
(p)(13)	Loomis, Sayles & Company, L.P. (17)
(p)(14)	BlackRock Investment Management, LLC (17)
(p)(15)	Thompson, Siegel & Walmsley LLC (37)
(p)(16)	Third Avenue Management LLC (17)
(p)(17)	MFS Investment Management (18)
(p)(18)	Schroder Investment Management North America Inc. (39)
(p)(19)	Thornburg Investment Management, Inc. (33)
(p)(20)	Wellington Management Company, LLP (39)
(p)(21)	First Quadrant, L.P. (39)
(p)(22)	AQR Capital Management, LLC (39)
(p)(23)	Goldman Sachs Asset Management, L.P.(39)
(p)(24)	Systematic Financial Management L.P. (39)
(p)(25)	Institutional Capital LLC (40)

(p)(26)	Logan Circle Partners, L.P. (40)
(p)(27)	ProFund Advisors LLC (to be filed by amendment)

(q)(1)	Powers of Attorney (22)
(q)(2)	Power of Attorney for Sandra N. Bane (25)
(q)(3)	Power of Attorney for David W. Jennings (30)

All exhibits filed previously are herein incorporated by reference

(1)	Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 16, 1995 (File No. 033-02659).
(2)	Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 033-02659).
(3)	Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 033-02659).
(4)	Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 033-02659).
(5)	Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 17, 2001 (File No. 033-02659).
(6)	Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 29, 2002 (File No. 033-02659).
(7)	Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 033-02659).
(8)	Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 033-02659).
(9)	Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 033-02659).
(10)	Filed previously with Post-Effective Amendment No. 56 to Registration Statement on March 1, 2004 (File No. 033-02659).
(11)	Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 033-02659).
(12)	Filed previously with Post-Effective Amendment No. 63 to Registration Statement on November 2, 2004 (File No. 033-02659).
(13)	Filed previously with Post-Effective Amendment No. 67 to Registration Statement on February 25, 2005 (File No. 033-02659).
(14)	Filed previously with Post-Effective Amendment No. 72 to Registration Statement on November 8, 2005 (File No. 033-02659).
(15)	Filed previously with Post-Effective Amendment No. 77 to Registration Statement on March 1, 2006 (File No. 033-02659).
(16)	Filed previously with Post-Effective Amendment No. 79 to Registration Statement on August 1, 2006 (File No. 033-02659).
(17)	Filed previously with Post-Effective Amendment No. 81 to Registration Statement on October 13, 2006 (File No. 033-02659).
(18)	Filed previously with Transamerica Series Trust Post-Effective Amendment No. 66 to Registration Statement on April 28, 2006, and incorporated herein by reference (File No. 811-04419).
(19)	Filed previously with Post-Effective Amendment No. 83 to Registration Statement on December 21, 2006 (File No. 033-02659).
(20)	Filed previously with Post-Effective Amendment No. 85 to Registration Statement on March 1, 2007 (File No. 033-02659).
(21)	Filed previously with Post-Effective Amendment No. 87 to Registration Statement on October 26, 2007 (File No. 033 02659).
(22)	Filed previously with Post-Effective Amendment No. 88 to Registration Statement on December 11, 2007 (File No. 033-02659).
(23)	Filed previously with Post-Effective Amendment No. 89 to Registration Statement on February 28, 2008 (File No. 033-02659).
(24)	Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 2000 (File No. 033-02659).
(25)	Filed previously with Post-Effective Amendment No. 91 to Registration Statement on June 10, 2008 (File No. 033-02659).
(26)	Filed previously with Post-Effective Amendment No. 92 to Registration Statement on June 12, 2008 (File No. 033-02659).

(27)	Filed previously with Post-Effective Amendment No. 93 to Registration Statement on September 15, 2008 (File No. 033-02659).
(28)	Filed previously with Post-Effective Amendment No. 95 to Registration Statement on February 27, 2009 (File No. 033-02659).
(29)	Filed previously with Post-Effective Amendment No. 97 to Registration Statement on July 1, 2009 (File No. 033-02659).
(30)	Filed previously with Post-Effective Amendment No. 98 to Registration Statement on August 7, 2009 (File No. 033-02659).
(31)	Filed previously with Post-Effective Amendment No. 105 to Registration Statement on November 13, 2009 (File No. 033-02659).
(32)	Filed previously with Post-Effective Amendment No. 106 to Registration Statement on November 30, 2009 (File No. 033-02659).
(33)	Filed previously with Post-Effective Amendment No. 108 to Registration Statement on February 26, 2010 (File No. 033-02659).
(34)	Filed previously with Post-Effective Amendment No. 109 to Registration Statement on June 4, 2010 (File No. 033-02659).
(35)	Filed previously with Post-Effective Amendment No. 113 to Registration Statement on September 30, 2010 (File No. 033-02659).
(36)	Filed previously with Post-Effective Amendment No. 115 to Registration Statement on November 15, 2010 (File No. 033-02659).
(37)	Filed previously with Post-Effective Amendment No. 117 to Registration Statement on December 30, 2010 (File No. 033-02659).
(38)	Filed previously with Post-Effective Amendment No. 122 to Registration Statement on February 28, 2011 (File No. 033-02659).
(39)	Filed previously with Post-Effective Amendment No. 126 to Registration Statement on April 29, 2011 (File No. 033-02659).
(40)	Filed previously with Post-Effective Amendment No. 131 to Registration Statement on August 30, 2011 (File No. 033-02659).
(41)	Filed previously with Post-Effective Amendment No. 133 to Registration Statement on September 29, 2011 (File No. 033-02659).
(42)	Filed previously with Post-Effective Amendment No. 135 to Registration Statement on October 28, 2011 (File No. 033-02659).

Item 29 Persons Controlled by or under Common Control with the Fund

To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 30 Indemnification

Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31 Business and Other Connections of Investment Advisers

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
AEGON USA Investment Management, LLC (“AUIM”)	Sub-Adviser to
4333 Edgewood Road NE	Transamerica AEGON Flexible Income,
Cedar Rapids, IA 52499	Transamerica AEGON High Yield Bond, Transamerica AEGON Money Market, Transamerica AEGON Short-Term Bond Transamerica Tactical Income

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Eric B. Goodman, Manager, President & Chief Investment Officer	N/A
Bradley J. Beman, Executive Vice President – Head of Fixed Income	N/A
David L. Blankenship, Manager, Executive Vice President and	N/A
Head of Fixed Income and Distribution
Kirk W. Buese, Executive Vice President – Private	N/A
and Structured Finance Officer
David M. Carney, Manager, Executive Vice President and Chief Operating	N/A
Joel L. Coleman, Manager, Executive Vice President – Portfolio Management	N/A
Daniel P. Fox, Executive Vice President – Risk Management	N/A
Terry Leitch, Executive Vice President – Derivatives	N/A
Garry E. Creed, Senior Vice President	N/A
Mark E. Dunn, Senior Vice President	N/A
Robert Fitzsimmons, Senior Vice President	N/A
Michael C. Fogliano, Senior Vice President	N/A
Kevin A. Giles, Senior Vice President – New Initiatives	N/A
David R. Halfpap, Senior Vice President	N/A
Karen E. Hufnagel, Senior Vice President	N/A
William L. Hurwitz, Senior Vice President	N/A
Neil Madsen, Senior Vice President	N/A
Calvin W. Norris, Senior Vice President	N/A
Eric C. Perry, Senior Vice President	N/A
Stephanie M. Phelps, Senior Vice President, Treasurer and Chief Financial Officer	N/A
James K. Schaeffer, Jr., Senior Vice President	N/A
Sarvjeev S. Sidhu, Senior Vice President	N/A
Michael B. Simpson, Senior Vice President	N/A
Jon L. Skaggs, Senior Vice President	Family Business
Robert A. Smedley, Senior Vice President	N/A
Douglas A. Weih, Senior Vice President	N/A
Jeffrey A. Whitehead, Senior Vice President	N/A
John F. Bailey, Vice President	N/A
James K. Baskin, Vice President	Family Business
Gregg A. Botkin, Vice President	N/A
James K. Cameron, Vice President	N/A
Martin Coppens, Vice President	N/A
Douglas A. Dean, Vice President	N/A
Bradley D. Doyle, Vice President	N/A
Mark D. Evans, Vice President	N/A
Charles V. Ford, Vice President	N/A
Scott P. Hassenstab, Vice President	N/A
Eric Henderson, Vice President	N/A
William J. Henricksen, Vice President	N/A
Frederick B. Howard, Vice President	N/A
John D. Kettering, Vice President	N/A
Stephen M. Lempa, Vice President	N/A
Angela S. Matson, Vice President	N/A
Clayton R. McBride, Vice President	N/A
Christopher D. Pahlke, Vice President	N/A
Michael J. Parrish, Vice President	N/A
Greg A. Podhajsky, Vice President	N/A
Josua D. Prieskorn, Vice President	N/A
Stacey S. Rutledge, Vice President	N/A
Michael S. Smith, Vice President	N/A
J. Staley Stewart, Vice President	N/A

Debra R. Thompson, Vice President	N/A
Michael A. Urban, Vice President	N/A
James Rich, Vice President	N/A
Jason Felderman, Vice President	N/A
Rishi Goel, Vice President	N/A
Paul Johnson, Vice President – Internal Communications	N/A
Paul J. Houk, General Counsel and Secretary	N/A
Jessica L. Cole, Chief Compliance Officer	N/A
Clint L. Woods, Assistant Secretary	N/A
Renee D. Montz, Assistant Secretary	N/A
Monty Jackson, Assistant Secretary	N/A
Daniel L. Seward, Assistant Treasurer	N/A
Stephanie L. Steele, Assistant Treasurer	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
AQR Capital Management, LLC (“AQR”)	Sub-Adviser to
Two Greenwich Plaza, 3rd Floor	Transamerica AQR Managed Futures Strategy
Greenwich, CT 06830

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Clifford S. Asness, Ph.D., Founding and Managing Principal	N/A
David G. Kabiller, CFA, Founding Principal	N/A
John M. Liew, Ph.D., Founding Principal	N/A
Robert J. Krail, Founding Principal*	N/A
Bradley D. Asness, Principal and Chief Legal Officer	N/A
Brian K. Hurst, Principal	N/A
Jacques A. Friedman, Principal	N/A
Oktay Kurbanov, Principal	N/A
Abdon Bolivar, Chief Compliance Officer	N/A
Michael A. Mendelson, Principal	N/A
Ronen Israel, Principal	N/A
Lars N. Nielsen, Principal	N/A
Gregor Andrade, Ph.D., Principal	N/A
Stephen Mellas, Principal	N/A
Lasse Pedersen, Principal	Chaired Professor of Finance at NYU Stern School of Business since 2007
John Howard, Principal and Chief Operating Officer	AllianceBernstein, CFO March 2010 – February 2011
Brendan Kalb, General Counsel	N/A

*as of August 1, 2009 on medical leave.

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
BlackRock Investment Management, LLC (“BlackRock”)	Sub-Adviser to Transamerica BlackRock
1 University Square Drive	Global Allocation and Transamerica BlackRock
Princeton, NJ 08540-6455	Large Cap Value

BlackRock Financial Management, Inc. (“BlackRock”)	Sub-Adviser to Transamerica Multi-Managed
55 East 52nd Street	Balanced
New York, NY 10055

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ann Marie Petach, Chief Financial Officer and Senior Managing Director	BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Holdco 4, LLC, Wilmington, DE, BlackRock Holdco 6, LLC, Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock Institutional Trust Company, National Association, San Francisco, CA, BlackRock International Holdings, Inc., New York, NY, Blackrock Lux Finco S.a.r.l., Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l., Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investment, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Execution Services, San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Distribution Company, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Investments, LLC, Wilmington, DE, BlackRock Lux Finco S.a.r.l, Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l., Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Laurence D. Fink, Chief Executive Officer	Director, BAA Holdings, LLC, Wilmington, DE, Director, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Advisors Singapore Pte, Ltd., Singapore, Director, BlackRock Asset Management International, Inc., London, England, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Capital Markets, LLC, Wilmington, DE, Director, BlackRock Corporation US, Inc., San Francisco, CA, Director, BlackRock Delaware Holdings, Inc., San Francisco, CA, Director, BlackRock Execution Services, San Francisco, CA, Director, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Fund Advisors San Francisco, CA, Director, BlackRock Fund Distribution Company, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdo 2, Inc., Wilmington, DE, Director, BlackRock HPB Management, LLC, New York, NY, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE ,BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, IShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA

Robert S. Kapito, President and Director	Director, BAA Holdings, LLC, Wilmington, DE, Director, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, Director, BlackRock Advisors Holdings, Inc., New York, NY, President, BlackRock Advisors Singapore Pte. Ltd., Singapore, Director, BlackRock Asset Management International, Inc., London, England, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Capital Markets, LLC, Wilmington, DE, Director, BlackRock Corporation US, Inc., San Francisco, CA, Director, BlackRock Delaware Holdings, Inc., San Francisco, CA, Director, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Fund Advisors, San Francisco, CA, Director, BlackRock Fund Distribution Company, San Francisco, CA, Director, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International,

Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock (Institutional) Canada Ltd., Toronto, Ontario, Director, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, Carbon Capital III, Inc., New York, NY, Director, iShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA

Paul Audet, Vice Chairman	Director, BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NE, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Cayco Limited, Cayman Islands, Director, BlackRock Cayman Company, Cayman Islands, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Finco, LLC, Wilmington, DE, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l., Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg, Luxembourg, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, BlackRock Realty Advisors, Inc., Florham Park, NJ, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Charles Hallac, Vice Chairman and Co-Chief Operating Officer	BlackRock, Inc., New York, NY, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware

Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Black Rock Fund Advisors, San Francisco, CA, BlackRock Fund, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock India Private Ltd., Mumbai, India, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock Institutional Trust Company, National Association, San Francisco, CA, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Barbara Novick, Vice Chairman	BlackRock Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc., Boston, MA

Scott Amero, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc.,

Wilmington, DE, BlackRock Portfolio
Investments, LLC, Wilmington, DE, Director,
Anthracite Capital Inc., New York, NY, State
Street Research & Management Company,
Boston, MA, SSRM Holdings, Inc., Boston, MA

Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Mortgage Ventures, LLC, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Portfolio Administration & Management Ltd., Cayman Islands, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc. ,San Francisco, CA, BlackRock Financial Management, Inc., New York, NY,

BlackRock Fund Advisors, San Francisco, CA,
BlackRock Funding, Inc., Wilmington, DE,
BlackRock Funding International, Ltd., Cayman
Islands, BlackRock Growth Partners, Inc., San
Francisco, CA, BlackRock Holdco 2, Inc.,
Wilmington, DE, BlackRock Institutional
Management Corporation, Wilmington, DE,
BlackRock International Holdings, Inc., New
York, NY

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l, Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY

Bennett Golub, Vice Chairman and Chief Risk Officer	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, Director, BlackRock Asset Management Deutschland AG, Munich, Germany, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA,

BlackRock Delaware Holdings, Inc., San
Francisco, CA, BlackRock Financial
Management, Inc., New York, NY, BlackRock
Fund Advisors, San Francisco, CA, BlackRock
Funding, Inc., Wilmington, DE, BlackRock
Growth Partners, Inc., San Francisco, CA,
Director, BlackRock Holdco 5, LLC,
Wilmington, DE, BlackRock Institutional
Management Corporation, Wilmington, DE,
BlackRock International Holdings, Inc., New
York, NY, Director, BlackRock Japan Co., Ltd.,
Tokyo, Japan, BlackRock Portfolio Holdings,
Inc., Wilmington, DE, BlackRock Portfolio
Investments, LLC, Wilmington, DE, Director,
BlackRock Securities Co., Ltd., Tokyo, Japan,
SSRM Holdings, Inc., Boston, MA, State Street
Research & Management Company, Boston,
MA, Director, BlackRock Advisors Singaport
Pte. Ltd., Singapore ,BlackRock Asset
Management UK Limited ,London, England,
BlackRock Group Limited, London, England,
Director, BlackRock (Hong Kong) Limited,
Hong Kong, SAR, China, Director, BlackRock
International Limited, Edinburgh, Scotland,
Director, BlackRock Investment Management
(Australia) Limited, Melbourne, Australia,
Director, BlackRock Investment Management
International Limited, London, England,
Director, BlackRock Investment Management
(Korea) Limited, Seoul, Korea, Director,
BlackRock Investment Management (Singaport)
Limited, Singapore. Director, BlackRock
Investment Management (UK) Limited, London,
England, Director, BlackRock (Taiwan) Limited,
Taipei, Taiwan, Director, Impact Investing Pty
Ltd., Melbourne, Australia, Director, PSN Pty
Ltd, Melbourne, Australia

Amy Engel, Treasurer and Managing Director	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Funding, Inc., Wilmington, DE, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc. Boston, MA, SSRM Holdings, Inc. Boston, MA, State Street Research & Management Company, Boston, MA

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
CBRE Clarion Securities, LLC (“Clarion”)	Sub-Adviser to Transamerica Clarion Global
201 King of Prussia Road, Suite 600 Radnor, PA 19087	Real Estate Securities

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
T. Ritson Ferguson, Managing Director	N/A
Jarrett B. Kling, Managing Director	Trustee, Hirtle and Callaghan Trust; Director, Old Mutual Advisor Funds and Old Mutual Funds III
Steven D. Burton, Managing Director	N/A
Joseph P. Smith, Managing Director	N/A
David J. Makowicz, Senior Director	N/A
Steven P. Sorenson, Senior Director	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
First Quadrant, L.P. (“First Quadrant”)	Sub-Adviser to
800 East Colorado Blvd, Suite 900	Transamerica First Quadrant Global Macro
Pasadena, Ca, 91101
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ronnie M. Darnell, Chief Investment Officer and Limited Partner	N/A
Curtis J. Ketterer, Chief Operating Officer and Limited Partner	N/A
Timothy S. Meckel, Client Service and Limited Partner	N/A
Kent C. Roberts, Director of Marketing and Limited Partner	N/A
Sharon M. Goldberg, Chief Compliance Officer and Director	N/A
Joel L. Brouwer, Chief Financial Officer and Director	N/A
Kenneth J. Ferguson, Co-Director and Limited Partner	N/A
Dori S. Levanoni, Co-Director and Limited Partner	N/A
Jia Ye, Chief Investment Strategist and Director of Trading and Limited Partner	N/A
Edgar E. Peters, Co-Director and Limited Partner	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Goldman Sachs Asset Management, L.P. (“GSAM”)	Sub-Adviser to
200 West Street New York, NY 10282	Transamerica Goldman Sachs Commodity Strategy

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ellen Porges, General Counsel, Investment Management Division (Chief Legal Officer)	N/A
Judith Shandling, Chief Compliance Officer	N/A
Ed Forst, Co-Head Investment Management Division (Co-Chief Executive Officer)	N/A
Timothy J. O’Neill, Co-Head Investment Management Division (Co-Chief Executive Officer)	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Hansberger Global Investors, Inc. (“Hansberger”)	Sub-Adviser to
401 East Las Olas Blvd., Suite 1700	Transamerica Hansberger International Value
Fort Lauderdale, FL 33301

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ronald W. Holt, Director, President, Chief Executive Officer, Co-Chief Investment Officer-Value Team	N/A
Thomas R.H. Tibbles, Director, Co-Chief Investment Officer- Growth Team, and Managing Director-Canada	N/A
Lauretta A. Reeves, Co-Chief Investment Officer-Value Team	N/A
David S. Lemanski, Chief Administrative Officer	N/A
Susan H. Moore-Wester, Chief Compliance Officer	N/A
Beverly Hendry, Chief Operating Officer	N/A
Eileen M. Smiley, General Counsel	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Institutional Capital LLC (“ICAP”) 225 W. Wacker Drive, Suite 2400 Chicago, IL 60606	Sub-Adviser to Transamerica ICAP Select Equity

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Jerrold K. Senser, Director, Chief Executive Officer and Chief Investment Officer	N/A
Thomas R. Wenzel, Sr. Executive Vice President and Director of Research	N/A
Paula L. Rogers, Director and President	N/A
Michael E. Sproule, Director	N/A
John Y. Kim, Director	N/A
Brian E. Franc, Executive Vice President and Chief Compliance Officer	N/A
Michael F. Citrano, Executive Vice President and Director of MIS	N/A
Kain D. Cederberg, Executive Vice President and Director of Trading	N/A
Scott E. Weisenberger, Executive Vice President and Director of Business Development & Client Service	N/A
Keith D. Watson, Executive Vice President and Head of Consultant Relationships	N/A
Kelly A. O’Kelly, Senior Vice President and Chief Marketing Officer	N/A
Katie J. Bieneman, Vice President and Director of Human Resources	N/A
Mark E. Flanagan, Executive Vice President and Chief Financial Officer	N/A
Drew E. Lawton, Director	N/A

*    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
Jennison Associates LLC (“Jennison”)*	Sub-Adviser to Transamerica Jennison Growth
466 Lexington Avenue
New York, NY 10017

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Dennis M. Kass, Director, Chairman and Chief Executive Officer	Chairman and Manager, Quantitative Management Associates LLC (“QM”). Director, Senior Managing Director and Vice President, Prudential Investment Management, Inc. (“PIM”)

Spiros Segalas, Director, President and Chief Investment Officer	N/A

Mehdi A. Mahmud, Director, Vice Chairman, Managing Director	N/A
and Chief Operating Officer

Kathleen A. McCarragher, Director and Managing Director	Vice President, Prudential Trust Company (“PTC”)

Debra Hope Wedgeword, Director**	Manager, QM

Charles F. Lowrey, Director**	President, Chairman, Director and Chief Executive Officer, PIM; Chairman, Chief Executive Officer, President and Manager, Prudential Asset Management Holding Company LLC; President, PIM Foreign Investments, Inc. (“PIMFI”); Director and President, PIM Investments, Inc. (“PIMI”); Chairman and Director, PIM Warehouse, Inc. (“PIMW”); Manager, QM; Director, Pramerica (GP) Limited; Director, Pramerica (GP2) Limited; President and Chief Executive Officer, Prudential Investment Management Services LLC (PIMS”)

Ronald K. Andrews, Director**	Senior Vice President, Prudential Investments LLC (“PI”); Manager, QM

Mirry Hwang, Secretary, Senior Vice President and Chief Legal Officer	Assistant Secretary, PTC

Joseph M. Carrabes, Executive Vice President	Vice President, PTC

Kenneth Moore, Treasurer, Executive Vice President and
Chief Administrative Officer	Vice President, PIMW; Director and Executive Vice President, PTC; Manager, Vice President and Chief Financial Officer, QM, Vice President, PIM

Stuart S. Parker, Executive Vice President	Senior Vice President, PI; Vice President, QM

Leslie S. Rolison, Executive Vice President	Vice President, QM

Jonathan R. Longley, Director and Managing Director	Vice President, PTC

Judy Rice, Director**	President, Manager, Chief Executive Officer and

Chief Operating Officer, PIFM Holdco, LLC; Manager, Pruco Securities LLC; Executive Vice President, PIMS; President, Officer-in-Charge, Chief Executive Officer and Chief Operating Officer, PI; President, Officer-in-Charge and Chief Executive Officer, Prudential Mutual Fund Services LLC

Joel Allen Smith, Director**	President and Chief Operating Officer, 745 Property Investments; Vice President-Investments, PIMFI; Vice President, PIMI; Director and President, PIMW; Director and President, PREI Acquisitions I, Inc; Director and President, PREI Acquisitions II, Inc.; President, PREI HYDG, LLC; Director, Chairman and Chief Executive Officer, Prudential Home Building Investors, Inc.; Vice President, PIMS; Vice President, PIM. President, TMW Real Estate Group, LLC

*	Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, NY 10017.
**	The address of the Director, Officer or Partner of the Sub-Adviser is Gateway Center Three, 100 Mulberry Street, New York, NY 07102.

*    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
J.P. Morgan Investment Management Inc. (“JPMorgan”) 245 Park Avenue New York, NY 10167	Sub-Adviser to Transamerica JPMorgan Core Bond, Transamerica JPMorgan International Bond, Transamerica JPMorgan Mid Cap Value, Transamerica JPMorgan Long/Short Strategy, Transamerica Multi-Managed Balanced

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
George C.W. Gatch, Director, Managing Director	N/A
Seth P. Bernstein, Director, Global Head of Fixed-Income, Managing Director	N/A
Lawrence M. Unrein, Director, Managing Director	N/A
Martin R. Porter, Global Head of Equities, Managing Director	N/A
Clive S. Brown, Director, Managing Director	N/A
Scott E. Richter, Secretary	N/A
Joseph K. Azelby, Director, Managing Director	N/A
Paul A. Quinsee, Director, Managing Director	N/A
Joseph J. Bertini, Chief Compliance Officer	N/A
Robert Young, Director, Managing Director	N/A
Craig Sullivan, Chief Financial Officer, Managing Director	N/A

                         *    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
Logan Circle Partners, L.P. (“Logan Circle”) 1717 Arch Street, Suite 1500 Philadelphia, PA 19103	Sub-Adviser to Transamerica Logan Circle Emerging Markets Debt

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Jude T. Driscoll, Chief Executive Officer and Chief Investment Officer	N/A
Rita A. Rauscher, Chief Compliance Officer	N/A
Jennifer E. Vollmer, General Counsel	N/A
Williams C. Gadsden, Chief Operating Officer	N/A

*    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
Loomis, Sayles & Company, L.P. (“Loomis”)	Sub-Adviser to
One Financial Center	Transamerica Loomis Sayles Bond
Boston, MA 02111-2611

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Robert J. Blanding, Chairman, President and Chief Executive Officer	President, CEO and Trustee: Loomis Sayles Funds I; Loomis Sayles Funds II Trustee: Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust III; Natixis Funds Trust IV; Natixis Cash Management Trust; Gateway Trust; Hansberger International Series Director: Loomis Sayles Distributors, Inc.

Daniel J. Fuss, Vice Chairman and Executive Vice President	Executive Vice President: Loomis Sayles Funds I; Loomis Sayles Funds II

Pierre Servant, Director	President and CEO: Natixis Global Asset Management Member of the Executive Committee: Natixis

John T. Hailer, Director	President and CEO: Natixis Asset Management Advisors, L.P.; Natixis Global Asset Management, L.P.; Trustee: Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust III; Natixis Funds Trust IV; Natixis Cash Management Trust; Gateway Trust; Hansberger International Series Executive Vice President and Trustee President: Loomis Sayles Funds I; Loomis Sayles Funds II

Kevin P. Charleston, Executive Vice President and CFO	Manager and President: Loomis Sayles Trust Co., LLC

John F. Gallagher III, Executive Vice President	President: Loomis Sayles Distributors, Inc. Manager: Loomis Sayles Trust Co., LLC

Lauriann Kloppenburg, Executive Vice President	Manager: Loomis Sayles Trust Co., LLC

Jean S. Loewenberg, Executive Vice President, General Counsel and Secretary	Director: Loomis Sayles Distributors, Inc. Manager and Secretary: Loomis Sayles Trust Co., LLC

Mark E. Smith, Executive Vice President	Vice President: Loomis Sayles Distributors, Inc.
Manager: Loomis Sayles Trust Co., LLC

Donald P. Ryan, Vice President, Chief Compliance Officer and Counsel	N/A

Jaehoon Park, Executive Vice President	N/A

John R. Gidman, Executive Vice President	N/A

*    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
MFS Investment Management (“MFS”)	Sub-Adviser to
500 Boylston Street	Transamerica MFS International Equity
Boston, MA 02116

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Thomas A. Bogart, Director	Executive Vice President, Business Development and General Counsel of Sun Life Financial

Dean A. Connor, Director	Chief Operating Officer of Sun Life Financial
Robert J. Manning, Chief Executive Officer and Chairman of the Board of Directors	Trustee of various funds within the MFS Funds complex

Martin E. Beaulieu, Director, Vice Chairman and Head of Global Distribution	N/A

Robert C. Pozen, Chairman Emeritus of the Board of Directors	Chairman of MFS (until July 2010); Trustee of various funds within the MFS Funds complex; Medtronic, Inc. (medical devices), Director (since 2004);Harvard Business School (education), Senior Lecturer (since 2008); Bell Canada Enterprises (telecommunications), Director (until February 2009)

David A. Antonelli, Vice Chairman	N/A

Maria F. DiorioDwyer, Executive Vice President, Chief Compliance Officer, And Chief Regulatory Officer	N/A

Amrit Kanwal, Executive Vice President and Chief Financial Officer	N/A

Mark N. Polebaum, Executive Vice President, Secretary and General Counsel	N/A

Michael W. Roberge, President, Chief Investment Officer and Director of Global Research	N/A

Robin A. Stelmach, Executive Vice President and Chief Operating Officer	N/A

*    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
Morgan Stanley Investment Management, Inc. (“MSIM”) 522 Fifth Avenue New York, NY 10036

Sub-Adviser to Transamerica Morgan Stanley

Emerging Markets Debt, Transamerica Morgan

Stanley Mid-Cap Growth, Transamerica Morgan

Stanley Small Company Growth, Transamerica

Morgan Stanley Growth Opportunities,

Transamerica Morgan Stanley Capital Growth

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Gregory J. Fleming, Managing Director and President	Managing Director and President, Morgan Stanley Investment Advisors Inc.; President, MSAM Holdings II, Inc.

Edmond Moriarty, Managing Director and Director	Managing Director and Director, Morgan Stanley Investment Advisors Inc., Morgan Stanley Services Company, Inc. and Morgan Stanley Distribution, Inc.; Director, MSAM Holdings II, Inc.

Christopher O’Dell, Managing Director and Secretary	Managing Director and Secretary, Morgan Stanley Distributors Inc., Morgan Stanley Investment Advisors, Inc., Morgan Stanley Services Company, Inc. and Morgan Stanley Distribution, Inc.; Secretary, MSAM Holdings II, Inc. and other entities affiliated with the Sub-Adviser

Mary Ann Picciotto, Executive Director and Chief Compliance Officer	Chief Compliance Officer of the Retail Funds and Institutional Funds; Executive Director and Chief Compliance Officer, Morgan Stanley Investment Advisors Inc.

Paul Julius, Managing Director, Chief Financial Officer and Treasurer	Managing Director, Chief Financial Officer and Treasurer, Morgan Stanley Distributors Inc., Morgan Stanley Investment Advisors, Inc., Morgan Stanley Services Company, Inc. and Morgan Stanley Distribution, Inc.; Chief Financial Officer and Treasurer, MSAM Holdings II, Inc.

Sara Furber, Managing Director and Director	President and Principal Executive Officer, Morgan Stanley Equity and Fixed Income Funds; Managing Director and Director, Morgan Stanley Distributors Inc., Morgan Stanley Investment Advisors, Inc., Morgan Stanley Services Company, Inc. and Morgan Stanley Distribution, Inc.; Director, MSAM Holdings II, Inc.

James Janover, Managing Director and Director	Managing Director and Director, Morgan Stanley Investment Advisors Inc.; Director, Morgan Stanley MSAM Holdings II, Inc.

*    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
Morningstar Associates, LLC (“Morningstar”) 22 West Washington Street Chicago, IL 60602

Portfolio Construction Manager to Transamerica

Asset Allocation – Conservative Portfolio,

Transamerica Asset Allocation – Growth

Portfolio, Transamerica Asset Allocation –

Moderate Growth Portfolio, Transamerica Asset

Allocation – Moderate Portfolio, Transamerica

Multi-Manager International Portfolio and

Transamerica Multi-Manager Alternative

Strategies Portfolio

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Peng Chen, President	President, Ibbotson Associates, Inc.
Allan B. Johnson, Vice President – Sales and Marketing	N/A
Scott Schilling, Chief Compliance Officer and Secretary	N/A

*    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
Neuberger Berman Management LLC (“Neuberger”)	Sub-Adviser to Transamerica Neuberger Berman
605 Third Avenue	International
New York, NY 10158

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Joseph V. Amato, Director	N/A
Robert J. Conti, President and Chief Executive Officer	N/A
Bradley C. Tank, Managing Director and Chief Investment Officer (Fixed Income)	N/A
Andrew Provencher, Managing Director and Head of Intermediary	N/A

*    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
OppenheimerFunds (“Oppenheimer”)	Sub-Adviser to Transamerica Oppenheimer
Two World Financial Center	Developing Markets and Transamerica
225 Liberty Street, 11th Floor	Oppenheimer Small- & Mid-Cap Value
New York, NY 10281

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
William Glavin, President and Chief Executive Officer	N/A
Craig Dinsell, Executive Vice President	N/A
Robert Gregory Zack, General Counsel	N/A
Brian William Wixted, Senior Vice President, Treasurer	N/A
Christopher Leavy, Chief Investment Officer, Equities	N/A
Arthur Steinmetz, Chief Investment Officer, Fixed Income	N/A
David Matthew Pfeffer, Senior Vice President, CFO	N/A

*    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
Pacific Investment Management Company LLC (“PIMCO”)	Sub-Adviser to Transamerica PIMCO Total
840 Newport Center Drive, Suite 300	Return and Transamerica PIMCO Real Return
Newport Beach, CA 92660	TIPS

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Mohamed A. El Erian, Managing Director, Chief Executive Officer	Board Member of Petersen Institute for
and Co-Chief Investment Officer	International Economics, Member of the Advisory Board of International Center for Research on Women and Roubini Global Economics, Chairman of the Microsoft Investment Advisory Board

William H. Gross, Managing Director, Founder and Co-Chief Investment Officer	N/A

Douglas M. Hodge, Managing Director, Chief Operating Officer	Board Member of the Executive Committee for Allianz Global Investors AG

David C. Lown, Managing Director, Chief Administrative Officer	N/A

Chris P. Dialynas, Managing Director, Portfolio Manager	N/A

David C. Flattum, Managing Director, General Counsel	N/A

Jennifer E. Durham, Executive Vice-President, Chief Compliance Officer	N/A

*    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
ProFund Advisors LLC (“ProFund Advisors”) 7501 Wisconsin Avenue, Suite 1000	Sub-Adviser to Transamerica ProFund Controlled Volatility
Bethesda, MD 20814

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Michael L. Sapir, Chief Executive Officer	N/A
Louis M. Mayberg, President	N/A
Amy R. Doberman, General Counsel	N/A
Victor M. Frye, Chief Compliance Officer	N/A
Todd B. Johnson, Chief Investment Officer	N/A

*    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
Schroder Investment Management North America Inc. (“Schroders”) 875 Third Avenue 22nd Floor	Sub-Adviser to Transamerica Schroders International Small Cap
New York, NY 10022- 6225

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Alan Brown, Director and Chief Investment Officer	N/A
Stephen M. DeTore, Director and Chief Compliance Officer	N/A
Jamie Dorrien-Smith, Director, Chief Executive Officer and Chairman	N/A
Mark A. Hemenetz, Director and Chief Operating Officer	N/A

Virginie Maisonneuve, Director and Head of Global and International Equities	N/A
Carin F. Muhlbaum, General Counsel, Chief Administrative Officer and Assistant Secretary	N/A
Hugo Macey, Director and Financial Controller	N/A
Patricia Woolridge, Secretary	N/A

*    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
Systematic Financial Management LP (“Systematic”) 300 Frank W. Burr Blvd.	Sub-Adviser to Transamerica Systematic Small/Mid Cap Value
7th Floor Glenpointe East
Teaneck, NJ 07666

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ronald M. Mushock, Portfolio Manager and Managing Partner	N/A
Karen E. Kohler, Chief Operating Officer, Chief Compliance Officer and Managing Partner	N/A
D. Kevin McCreesh, Chief Investment Officer, Portfolio Manager and Managing Partner	N/A
Kenneth Burgess, Portfolio Manager and Managing Partner	N/A
Gregory B. Wood, Head Trader and Managing Partner	N/A
Eoin E. Middaugh, Portfolio Manager and Managing Partner	N/A

*    *    *

Name and Business	Connection of the
Address of the Adviser	Adviser to the Registrant
Third Avenue Management LLC (“Third Avenue”)	Sub-Adviser to Transamerica Third Avenue
622 Third Avenue	Value
New York, NY 10017

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Martin J. Whitman, Co-Chief Investment Officer of Third Avenue; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust	Director, Nabors Industries, Inc.

David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC	Director of Covanta Corporation

Vincent J. Dugan, Chief Financial Officer of Third Avenue, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust	N/A

W. James Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Thompson, Siegel & Walmsley LLC (“TS&W”) 6806 Paragon Place, Suite 300 Richmond, VA 23230	SubAdviser to Transamerica TS&W International Equity
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Lawrence E. Gibson, Manager/Co-CEO/Chairman	N/A
Horace P. Whitworth, Manager/Co-CEO/CFO/President	N/A
Frank H. Reichel, Manager/Chief Investment Officer	N/A
Herbert B. Thomson, Manager/Secretary	N/A
Linda T. Gibson, Manager	N/A
Jessica L. Thompson, Chief Compliance Officer	N/A
Lori N. Anderson, Risk Manager/Director of Operations	N/A
Cheryl M. Mounce, Treasurer	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Thornburg Investment Management, Inc. (“Thornburg”)	Sub-Adviser to Transamerica Thornburg
2300 North Ridgetop Road	International Value
Santa Fe, NM 87506

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Garrett Thornburg, Chairman	Former Chief Executive Officer, Thornburg Investment Management, Inc.; Chairman, Chief Executive Officer, Thornburg Securities Corp.; Former Chief Executive Officer and Chairman, TMST, Inc. Former President and Director, Thornburg Mortgage Advisory Corp.; Director, TMST, Inc.

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Transamerica Asset Management, Inc. (“TAM”)	Investment Adviser to Registrant
570 Carillon Parkway
St. Petersburg, FL 33716

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

John K. Carter, Director, Chairman of the Board, President and Chief Executive Officer	N/A

Christopher A. Staples, Director, Senior Vice President – Investment Management and Chief Investment Officer	N/A

Dennis P. Gallagher, Director, Senior Vice President, General Counsel, Secretary and Operations	N/A

Karen D. Heburn, Senior Vice President, Chief Financial Officer and Treasurer	N/A

T. Gregory Reymann, II, Vice President, Chief Compliance Officer and Chief Risk Officer	N/A

Margaret A. Cullem-Fiore, Vice President and Senior Counsel	N/A

Robert S. Lamont, Jr., Vice President and Senior Counsel	N/A

Ranjit Bhatia, Vice President	N/A

Robert A. DeVault, Jr., Vice President	N/A

Williams Nobles, Vice President	N/A

Jonathan Oldroyd, Vice President	N/A

Anthony D. Pedata, Senior Compliance Officer	N/A

Amy Powell, Vice President	N/A

Kudzai Sihlangu, Vice President	N/A

Kristina L. Bartscht, Assistant Vice President and Advertising Manager	N/A

Sarah L. Bertrand, Assistant Vice President	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Water Island Capital, LLC (“WIC”)	Sub-Adviser to Transamerica Water Island
41 Madison Avenue, 42nd Floor	Arbitrage Strategy
New York, NY 10010

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
John S. Orrico, Managing Member	N/A
Matthew Hemberger, Elected Manager; Chief Compliance Officer	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Wellington Management Company, LLP (“Wellington Management”)	Sub-Adviser to Transamerica WMC Diversified
280 Congress Street	Growth, Transamerica WMC Emerging
Boston, MA 02210	Markets, Transamerica WMC Quality Value, Transamerica WMC Diversified Equity

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Saul J. Pannell, Senior Vice President, Partner and Executive Committee Member	N/A
Perry M. Traquina, Managing Partner, President, CEO and Executive Committee Member	N/A
Cynthia M. Clarke, Senior Vice President, Partner and Chief Legal Officer	N/A
Wendy M. Cromwell, Senior Vice President, Partner and Executive Committee Member	N/A
Phillip H. Perelmuter, Senior Vice President, Managing Partner and Executive Committee Member	N/A
Selwyn J. Notelovitz, Senior Vice President, Partner and Chief Compliance Officer	N/A
Edward J. Steinborn, Senior Vice President, Partner and Chief Financial Officer	N/A

Brendan J. Swords, Senior Vice President, Managing Partner and Executive Committee Member	N/A
Edward P. Bousa, Senior Vice President, Partner and Executive Committee Member	N/A
James W. Valone, Senior Vice President, Partner and Executive Committee Member	N/A
Charles S. Argyle, Managing Director, Partner and Executive Committee Member	N/A
Vera M. Trojan, Senior Vice President, Partner and Executive Committee Member	N/A

*     *     *

Item 32 Principal Underwriter

(a)

The Registrant has entered into an Underwriting Agreement with Transamerica Capital, Inc. (“TCI”), whose address is 4600 South Syracuse Street, Suite 1100, Denver, Colorado, 80287 to act as the principal underwriter of Fund shares.

(b)	Directors and Officers of TCI:

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant
David W. Hopewell	(1)	Director	N/A
Thomas A. Swank	(1)	Director	N/A
Michael Brandsma	(2)	Director, President and Chief Financial Officer	N/A
Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer	N/A
David R. Paulsen	(2)	Chief Sales Officer	N/A
Frank A. Camp	(1)	Secretary	N/A
Courtney John	(2)	Vice President and Chief Compliance Officer	N/A
Karen D. Heburn	(4)	Vice President	N/A
Wesley J. Hodgson	(2)	Vice President	N/A
Karen R. Wright	(5)	Treasurer	N/A
Amy Angle	(1)	Assistant Vice President	N/A
Dennis P. Gallagher	(4)	Assistant Vice President	Vice President, General Counsel and Secretary
Elizabeth Belanger	(6)	Assistant Vice President	N/A
Margaret A. Cullem-Fiore	(4)	Assistant Vice President	Assistant Secretary
Shelley A. Mossman	(1)	Assistant Vice President	N/A
Christy Post-Rissin	(4)	Assistant Vice President	N/A
Brenda L. Smith	(4)	Assistant Vice President	N/A
Darin D. Smith	(1)	Assistant Vice President	N/A
Lisa Wachendorf	(1)	Assistant Vice President	N/A
Arthur D. Woods	(4)	Assistant Vice President	N/A
Erin K. Burke	(1)	Assistant Secretary	N/A

(1) 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2) 4600 South Syracuse Street, Suite 1100, Denver, CO 80237

(3) 400 West Market Street, Louisville, KY 40237

(4) 570 Carillon Parkway, St. Petersburg, FL 33716-1202

(5) 1111 North Charles Street, Baltimore, MD 21201

(6) 440 Mamaroneck Avenue, Harrison, NY 10528

Item 33 Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

(a)	Shareholder records are maintained by the Registrant’s transfer agent, Transamerica Fund Services, Inc., 570 Carillon Parkway, St. Petersburg, FL 33716.
(b)

All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian: State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 34 Management Services

The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled “Investment Advisory and Other Services” for a discussion of the management and advisory services furnished by AQR; AUIM; BlackRock; Clarion; First Quadrant; GSAM; Hansberger; ICAP; Jennison; JPMorgan; Logan Circle; Loomis; MFS; Morningstar; MSIM; Neuberger; Oppenheimer; PIMCO; ProFund Advisors; Schroders; Systematic; TAM; Third Avenue; Thornburg; TS&W; WIC; and Wellington Management, pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

Item 35 Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933; and Transamerica Funds has duly caused this Post-Effective Amendment No. 142 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 1st day of December, 2011.

TRANSAMERICA FUNDS

By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 142 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter John K. Carter	Chairperson, Trustee, President and Chief Executive Officer	December 1, 2011

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	December 1, 2011

/s/ Leo J. Hill Leo J. Hill*	Trustee	December 1, 2011

/s/ David W. Jennings David W. Jennings*	Trustee	December 1, 2011

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	December 1, 2011

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	December 1, 2011

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	December 1, 2011

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	December 1, 2011

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	December 1, 2011

/s/ John W. Waechter John W. Waechter*	Trustee	December 1, 2011

/s/ Robert A. DeVault, Jr. Robert A. DeVault, Jr.	Vice President, Treasurer and Principal Financial Officer	December 1, 2011

/s/ Dennis P. Gallagher * By: Dennis P. Gallagher Dennis P. Gallagher**		December 1, 2011

**     Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 142 to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 033-02659

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

Item 28

Not Applicable